Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend
Dividends paid	£ 229	£ 201	£ 122
Proposed dividend per share	£ 0.0593
Proposed dividend	£ 150	150	130
2021 final dividend paid - 4.30p per share
Dividend
Dividends paid			£ 80
Dividends paid per share			£ 0.043
2022 interim dividend paid - 2.40p per share
Dividend
Dividends paid			£ 42
Dividends paid per share			£ 0.024
2022 final dividend paid - 5.15p per share
Dividend
Dividends paid		£ 131
Dividends paid per share		£ 0.0515
2023 interim dividend paid - 2.75p per share
Dividend
Dividends paid		£ 70
Dividends paid per share		£ 0.0275
2023 final dividend paid - 5.93p per share
Dividend
Dividends paid	£ 149
Dividends paid per share	£ 0.0593
2024 interim dividend paid - 3.16p per share
Dividend
Dividends paid	£ 80
Dividends paid per share	£ 0.0316